Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 4:- PROPERTY, PLANT AND EQUIPMENT, NET

	December 31,
	2024	2023
Cost:

Laboratory equipment	$64	$62
Computers, office furniture and equipment	15	217
Leasehold improvements	-	13

	79	292
Accumulated depreciation:

Laboratory equipment	43	48
Computers, office furniture and equipment	9	203
Leasehold improvements	-	12

	52	263

Property and equipment, net	$27	$29

Depreciation expenses for the years ended December 31, 2024, 2023 and 2022 amounted to $7, $15 and $14, respectively.